
                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000


                                                                           Number            Market
               Common Stocks                                               of Shares         Value
---------------------------------------------------------------------      ---------         -------


 Industrial Services (13.9%)
  Catalina Marketing Corporation*
    (Provider of targeted marketing products and services to packaged           800          $81,000
    goods companies and retailers)
  Cintas Corp.
    (Leading uniform and textile rental company)                              1,500           58,781
  Expeditors International of Washington, Inc.
    (International air freight forwarding)                                    3,400          135,150
  Forrester Research *
    (Leading provider of strategic technology research)                       4,000          217,000
  G & K Services, Inc. Class A
    (Uniform rental service)                                                  1,800           35,184
  Young & Rubicam Inc.
    (Worldwide advertising agency)                                            3,700          173,900
                                                                                             -------
                                                                                             701,015
                                                                                             -------
Investment Management (13.5%)
  Federated Investors
    (Major U.S. investment management company)                                8,000          218,500
  T. Rowe Price Associates, Inc.
    (No-load mutual fund company)                                             5,000          197,500
  U.S. Trust Corporation
    (Provider of investment management, private banking,
    and fiduciary services)                                                   1,400          264,600
                                                                                             -------
                                                                                             680,600
                                                                                             -------
Electronic Equipment (12.3%)
  American Power Conversion Corporation *
    (Leading producer of uninterruptible power supply products)               6,000          257,250
  Molex, Inc.
    (Supplier of interconnection products)                                    5,000          221,875
  Symbol Technologies, Inc.
    (Leading manufacturer of bar code based mobile computing systems)         1,700          139,931
                                                                                             -------
                                                                                             619,056
                                                                                             -------
Financial Services (9.2%)
  Bisys Group *
    (Provider of administration and information services
    to the financial services industry)                                       2,500          166,250
  Concord EFS, Inc.*
    (Electronic transaction authorization, processing and settlement services)5,000          114,687
  Investors Financial Services Corp.
     (Provides asset administration services to the financial
     services industry)                                                       3,000          176,625
                                                                                             -------
                                                                                             457,562
                                                                                             -------

*Non-income producing security.

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                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                                                                           Number            Market
               Common Stocks(continued)                                    of Shares         Value
---------------------------------------------------------------------      ---------         -------

Telecommunications (7.7%)
  ADC Telecommunications, Inc. *
    (Manufacturer and developer of data and voice networking products)        3,700         $199,338
  Plantronics, Inc. *
    (Manufactures lightweight telephone headsets)                             2,000          186,375
                                                                                             -------
                                                                                             385,713
                                                                                             -------
Medical Products (7.2%)
  Del Global Technologies
    (Designs, manufactures, and markets medical imaging systems)             17,000          144,500
  ResMed Inc. *
    (Developer and manufacturer of respiratory products)                      2,000          142,750
  Stryker Corp.
    (Developer and manufacturer of surgical and medical devices)              1,000           69,750
                                                                                             -------
                                                                                             357,000
                                                                                             -------
Specialty Retailing (6.7%)
  Dollar General Corporation
    (Operates self-service discount stores)                                   5,000          134,375
  Family Dollar Stores, Inc.
    (Self-service discount store chain)                                       4,400           91,575
  Office Depot *
    (Leading retailer and direct marketer of office supplies)                 9,500          109,844
                                                                                             -------
                                                                                             335,794
                                                                                             -------
Health Care Services (4.6%)
  Express Scripts, Inc.*
    (Leading independent pharmacy benefit manager)                            2,000           84,000
  IMS Health, Inc.
    (Leading provider of information solutions and market research to
    pharmaceutical industry)                                                  3,000           50,813
  Patterson Dental Company *
    (Leading distributor of dental supplies in the U.S. and Canada)           2,500           95,625
                                                                                             -------
                                                                                             230,438
                                                                                             -------
Software (4.1%)
  BMC Software, Inc. *
    (Develops data and application management software)                       2,000           98,750
  SunGard Data Systems, Inc. *
    (Develops software for investment support systems)                        2,900          109,475
                                                                                             -------
                                                                                             208,225
                                                                                             -------
Biotechnology (3.7% )
  Techne Corp. *
    (Leading producer of biotechnology products)                              2,700          186,300
                                                                                             -------


*Non-income producing security.


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                                                                           Number            Market
               Common Stocks(continued)                                    of Shares         Value
---------------------------------------------------------------------      ---------         -------


Instruments & Testing (3.4%)
  National Instruments Corp. *
    (Supplier of computer based instrumentation products)                     3,750         $176,016

Broadcasting and Publishing (3.2%)
  Central Newspapers, Inc.
    (Newspaper publisher)                                                     2,000           67,250
  Saga Communications, Inc.*
    (Owns/operates radio and television stations)                             5,000           95,625
                                                                                             -------
                                                                                             162,875
                                                                                             -------
Consumer Products (2.2%)
  Clorox Company
    (Manufacturer of bleach and other consumer products)                     3,500           113,750
                                                                                             -------

 Educational Provider (2.2%)
  Apollo Group, Inc.*
    (Leading provider of higher education programs for working adults)        4,000          112,750
                                                                                             -------

Consumer Services (2.2%)
  Steiner Leisure Ltd. *
    (Provider of spa services, beauty salons, and health
    clubs on cruise ships)                                                    5,800          111,650
                                                                                             -------

 Restaurants (1.5%)
  Brinker International, Inc.*
    (Owns and operates, and franchises casual dining restaurants)             2,500           74,219
                                                                                             -------

 Event Services (1.4%)
  VIAD Corp.
    (Provider convention/tradeshow management services and provides
     money orders and other cash access services)                             3,000           68,625
                                                                                             -------


Total Common Stocks - 99.0%                                                                4,981,588
Cash and Other Assets, Less Liabilities - 1.0%                                                48,813
                                                                                           ---------
Net Assets - 100%                                                                         $5,030,401
                                                                                           =========

Net Asset Value Per Share
(Based on 238,632 shares outstanding at March 31, 2000)                                       $21.08
                                                                                           =========
* Non-income producing security.

                              FACTS ABOUT THE FUND


INVESTMENT OBJECTIVE - The Fund, which commenced operations December 15, 1998, invests with the objective of long-term capital growth in the common stocks of United States companies that have substantial international activities and, to a much lesser extent, in the common stocks of foreign enterprises that are traded publicly in United States securities markets.

THE INVESTMENT ADVISER - The Fund's assets are managed by L. Roy Papp & Associates, the largest investment counseling firm in Arizona, with over $1.2 billion in total assets managed for individuals, trusts, corporations, and charitable and educational institutions. Founded in 1978, the Firm is solely in the investment management business. The Firm is an independent general partnership. Of its ten general partners, seven are Chartered Financial Analysts
(CFAs).

EXPERIENCED MANAGEMENT - The securities portfolio of the Fund is managed by L. Roy Papp and Rosellen C. Papp. Mr. Papp, the founder of L. Roy Papp & Associates, has over 45 years experience in the field of investment management. Prior to founding L. Roy Papp & Associates, he was a senior partner of a large investment counseling firm in Chicago, Illinois and the United States Director and Ambassador to the Asian Development Bank, Manila, Philippines. He received his M.B.A. degree from the Wharton School, University of Pennsylvania and his A.B. degree from Brown University.

Rosellen C. Papp, the director of research at L. Roy Papp & Associates, has over 22 years experience in security and financial analysis. She holds a Master of Management degree in Finance from the Kellogg Graduate School of Management, Northwestern University and a B.B.A. degree from the University of Michigan. She is a Chartered Financial Analyst and member of the International Society of Financial Analysts.

"PURE" NO-LOAD - The Fund is a "pure" no-load fund in that there are no "loading" charges or sales commissions paid in connection with the purchase of its shares. In addition, there are no deferred sales loads, no redemption fees, and no 12b-1 fees. The Fund's investment adviser receives an annual management fee of 1%, which is based on the Fund's average daily net asset value. Other expenses such as auditing charges, legal fees, and custodial expenses are limited to 1/4% of the Fund's average daily net asset value; therefore, the Fund's annual expenses may not exceed 1 1/4%.

SUITABILITY - The Fund is suitable only for long-term investors seeking capital appreciation over time. Included are individuals of most ages, institutional accounts such as pension and profit sharing plans, retirement accounts such as IRA's, educational accounts for young children, and many personal trusts. The Fund is not suitable for those with high current income needs, aggressive investors who desire maximum short-term results and are willing to assume the attendant risks, and those with relatively short time horizons who may require their capital in the near-term.

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